Net finance income (expense) (Tables)	6 Months Ended
Jun. 30, 2022
Net Finance Income
Schedule of net finance income (expense)

	Jan-Jun/2022	Jan-Jun/2021	Apr-Jun/2022	Apr-Jun/2021
Finance income	881	328	619	206
Income from investments and marketable securities (Government Bonds)	532	74	369	45
Other income, net	349	254	250	161
Finance expenses	(1,716)	(3,079)	(959)	(1,871)
Interest on finance debt	(1,223)	(1,656)	(693)	(904)
Unwinding of discount on lease liabilities	(624)	(592)	(334)	(297)
Discount and premium on repurchase of debt securities	(110)	(849)	(84)	(666)
Capitalized borrowing costs	535	478	297	266
Unwinding of discount on the provision for decommissioning costs	(267)	(384)	(137)	(195)
Other finance expenses , net	(27)	(76)	(8)	(75)
Foreign exchange gains (losses) and indexation charges	(1,767)	(869)	(2,858)	3,684
Foreign exchange gains (losses) (*)	781	1,001	(1,640)	4,443
Reclassification of hedge accounting to the Statement of Income (*)	(2,488)	(2,307)	(1,108)	(1,194)
Recoverable taxes inflation indexation income (**)	45	474	24	461
Other foreign exchange gains (losses) and indexation charges, net	(105)	(37)	(134)	(26)
Total	(2,602)	(3,620)	(3,198)	2,019
(*)	For more information, see notes 27.3a and 27.3c.
(**)	In 2021, includes PIS and Cofins inflation indexation income related to the exclusion of ICMS (VAT tax) from the basis of calculation.